Note 23 - Critical Values (Detail) - AM [Member]	12 Months Ended
Dec. 31, 2021
Change in Key Assumptions
Discount rate (post tax) increase from	9.10%
Discount rate (post tax) increase to	11.30%
Change in projected future earnings in each period by	21.10%